Form N-1A Cover	Jun. 20, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PRINCIPAL FUNDS, INC.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 20, 2025
Prospectus Date	Jun. 20, 2025